Note 20 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Interest Finance Costs [Text Block]

20. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of income are as follows:

	For the six-month period ended June 30,
	2022	2023
Interest expense	$43,966	$73,954
Derivatives effect	2,742	(8,155)
Amortization and write-off of financing costs	5,615	4,702
Amortization of excluded component related to cash flow hedges	54	1,272
Bank charges and other financing costs	2,834	1,564
Total	$55,211	$73,337